General (Tables)	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Results of Discontinued Operations

The results of the discontinued operations including prior periods’ comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets are presented below:

	Six months ended June 30,
	2018	2017
	Unaudited

Revenues	525	737
Cost of sales	447	586
Operating expenses	174	94
Operating income (loss)	(96)	57
Finance income (expenses), net	(1)	4
Taxes on income	-	21

Net income (loss)	(97)	40

Schedule of Major Classes of Assets and Liabilities Classified as Discontinued Operations

The major classes of assets and liabilities that were classified as discontinued operations were:

	June 30, 2018	December 31, 2017
	Unaudited

Cash and cash equivalents	$679	$267
Trade receivables	396	1,200
Other accounts receivable and prepaid expenses	53	61
Inventories	1,002	940
Property, plant and equipment, net	281	319

Total assets of discontinued operations	$2,411	$2,787

Trade payables	59	4
Accrued expenses and other liabilities	352	324

Total liabilities of discontinued operations	$411	$328